ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Warranty terms (Details)	12 Months Ended
Dec. 31, 2023 km
Lithium-ion battery packs, model 1
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Warranty term	24 months
Kilometers covered under warranty	20,000
Lithium-ion battery packs, model 2
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Warranty term	36 months
Kilometers covered under warranty	30,000
Minimum
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Warranty term	6 months
Minimum | Smart electric-scooters
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Warranty term	6 months
Minimum | Key components of electric scooters
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Warranty term	12 months
Maximum
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Warranty term	36 months
Maximum | Smart electric-scooters
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Warranty term	36 months
Maximum | Key components of electric scooters
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Warranty term	24 months